Taxation - Schedule of Components of the Income Taxes Provision (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Components of Income Tax Expense (Benefit) [Abstract]
Current		$ 7,184
Deferred	(46,948)	6,825
Total income taxes (benefits) provision	$ (46,948)	$ 14,009